Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based compensation [Abstract]
Share-based compensation plans outstanding
The following table summarizes equity settled share option grants since inception under each plan:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 Share Option and Incentive Plan:
Executives and Directors	257,916	4 years’ service from the date of grant, quarterly	10 years
Employees	18,850	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options for Plans A, B, and C1
The number and weighted average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and 2016 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at January 1, 2015	4,006,500	0.21668	4.5
Forfeited during the year	(23,250)	0.14548	-
Cancelled during the year	(15,250)	0.14548	-
Exercised during the year	(594,250)	0.14548	-
Granted during the year	223,250	0.14548	-
Outstanding at December 31, 2015	3,597,000	0.14548	3.6
Exercisable at December 31, 2015	3,032,500	0.14548	3.4
Outstanding at January 1, 2016	3,597,000	0.14548	3.6
Forfeited during the year	(106,000)	0.14548	-
Cancelled during the year	(19,250)	0.14548	-
Exercised during the year	(2,069,100)	0.14548	-
Granted during the year	285,250	0.14548	-
Outstanding at December 31, 2016	1,687,900	0.14548	5.6
Exercisable at December 31, 2016	1,284,525	0.14548	6.5
Outstanding at January 1, 2017	1,687,900	0.14548	5.6
Forfeited during the year	(1,750)	0.14548	-
Cancelled during the year	(31,250)	0.14548	-
Exercised during the year	(571,775)	0.14548	-
Granted during the year	276,766	9.70	-
Outstanding at December 31, 2017	1,359,891	2.09	5.8
Exercisable at December 31, 2017	900,474	0.39	4.3

Summary of non-vested share awards (restricted share and restricted share units)
The following table summarizes non-vested share awards (restricted share and restricted share units) during the year ended December 31, 2017 (no such awards were granted in 2016 and 2015, respectively):

Grantee Type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted Share Units
Directors	29,375	1 year service from date of grant, annually	10 years
Executives	95,957	4 years’ service from the date of grant, quarterly	10 years
Restricted Share Awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted average grant date fair value
Non-vested at January 1, 2017	-	-
Forfeited during the year	-	-
Cancelled during the year	-	-
Exercised during the year	-	-
Granted during the year	129,355	9.62
Non-vested at December 31, 2017	122,014	9.59
Vested at December 31, 2017	7,341	10.06